Reconciliations of Basic and Diluted Earnings Per Equity Share and Earnings per American Depositary Shares (Detail)	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2014 American Depository Shares Stock Compensation Plan USD ($)	Mar. 31, 2014 American Depository Shares Stock Compensation Plan INR	Mar. 31, 2013 American Depository Shares Stock Compensation Plan INR	Mar. 31, 2012 American Depository Shares Stock Compensation Plan INR
Earnings Per Share Disclosure [Line Items]
Basic earnings per share	$ 0.55	33.18	26.18	21.30
Effect of potential equity shares for stock options outstanding	$ 0.01	0.24	0.27	0.18	$ 0.03	0.72	0.81	0.54
Diluted earnings per share	$ 0.54	32.94	25.91	21.12
Basic earnings per ADS	$ 1.65	99.54	78.54	63.90
Diluted earnings per ADS	$ 1.62	98.82	77.73	63.36